SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 9,754	$ 9,754
2025	9,754	9,754
2026	9,754	9,754
2027	9,754	9,754
2027		9,754
Thereafter		17,431
Total	63,762	$ 66,201	$ 75,955
2023 (remaining)	7,315
Thereafter	$ 17,431